EXHIBIT 99.1

GRANT THORNTON LLP

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Grant Thornton LLP 757 Third Avenue, 9th Floor New York, NY 10017 T 212.599.0100 F 212.370.4520 www.GrantThornton.com

Report of Independent Certified Public Accountants

To the management of

Greenworks Lending, LLC and Guggenheim Securities, LLC:

We have performed the procedures enumerated below, which were agreed to by the owners and management of Greenworks Lending, LLC (the “Company”), solely to assist the Company in the anticipated securitization transaction expected to be called Greenworks Lending 2017-1 (the “Issuer”). The Company’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Initial Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the management of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed the procedures enumerated below and noted no exceptions in the Data File (as defined herein). The procedures we performed were as follows:

On July 11, 2017, the Company provided us with computer readable data files (collectively, the “Initial Data File”) containing certain characteristics of the property assessed clean energy (“PACE”) commercial loans (the “Loans”) as of July 10, 2017 (the “Cutoff Date”). The Company provided us with periodic updates up to and including July 18, 2017 (together with the Initial Date File, the “Data File”). We performed the procedures indicated below on a sample of Loans.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. Such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means we validated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. Such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, the financing agreements, property cards and mortgage statements provided by the Company.

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Data File Review Procedures:

The Company and Guggenheim Securities, LLC (“Guggenheim” and together, the “Specified Parties”) instructed us to select 20 Loans for purposes of the Data File Review Procedures. The Sample Loans (defined below) are listed in Appendix A. For each of the selected loans (the “Sample Loans”), Grant Thornton LLP performed comparisons and recomputations from the Data File, for certain loan and PACE characteristics, to information from the Source Documents.

The procedures we performed on the Sample Loans are listed below.

	Characteristic	Descriptions per the Data File
1	Address	Address
2	State	State
3	Property Type	Property Type
4	Stage	Stage – Closed
5	Total Financed Amount	Total Financed Amount
6	Project Cost	Project Cost
7	Lien-to-Value (LTV)	LTV
8	Debt-to-Value (DTV)	DTV
9	Term	Term
10	Rate	Rate
11	Prepayment Penalty	Prepayment Penalty
12	Close Date	Close Date

We compared Characteristics 1 through 12 (as set forth in the Data File) to the corresponding information set forth in the provided Source Documents. We noted no exceptions between the Data File and the Source Documents.

On-Site Walk-Through Procedures:

On July 19th, 2017, we performed a walkthrough of the underwriting/origination policies and procedures, which were outlined in the PowerPoint presentation provided to Grant Thornton on June 22, 2017 by the Company and the most recent underwriting guidelines provided to Grant Thornton on July 14, 2017 by the Company.

Using a non-statistical sampling technique, 3 loans were selected for performing certain procedures described below. For each item on the procedures checklist (the “Procedures Checklist”), the Company provided the applicable documentation for each of the 3 loans. The resulting information was then recorded on the Procedures Checklist. The Procedures Checklist for each loan is provided in Appendix B. We noted that each item on the Procedures Checklist had corresponding supporting documentation unless otherwise noted on Appendix B. We compared certain information contained in the underwriting and origination documentation to the respective items on the Procedures Checklist for the 3 selected loans and noted no exceptions.

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We were not engaged to and did not conduct an examination or a review of the Date File or the information contained in the Procedures Checklist, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance.

Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

New York, New York

July 24, 2017

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Appendix A

Sample #	Address, State
1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20

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Appendix B

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Greenworks Lending LLC

Origination/Underwriting Policies and Procedures

Date: July 19, 2017

Procedures Checklist

Below is a procedures checklist based on the underwriting/origination policies and procedures PowerPoint presentation provided to Grant Thornton on June 22, 2017 by Greenworks Lending (“GWL”) and the most recent Underwriting Guidelines provided to Grant Thornton on July 14, 2017 by GWL.

1.	Prescreen

Purpose:

1.	Rapidly flag non-qualifying or difficult projects
2.	Calculate maximum financing available

Information Requested from the Borrower

Opportunity Name	Property Type
Deal ID	Property Type Description
Building City	Property Class
Building State	Property Value
Building Zip Code	Property Value Source
Taxing Entity	Property Value Date
Taxing Entity is opted in PACE
Tax ID Number
Legal Property Owner
Referral Source

Eligibility Criteria from Underwriting Guidelines

Savings to Investment Ratio (“SIR”)

Energy Savings / Financing Costs: [REDACTED]

Project Amount - No minimum and maximum of $3,500,000: [REDACTED]

Project Term – Minimum of 5 years and maximum of 30 years: [REDACTED]

Property Location (circle) – [REDACTED]

Documentation Received

-	Property Parcel Information ✓
-	Project Scope/Cost Projections ✓
-	Full Appraisal ✓

2.	Preapproval

Purpose:

1.	Further property screening prior to call with property owner
2.	Flag “potholes” for contractor/owner

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Information Requested

Has the property been current on taxes the last three (3) years? [REDACTED]

[REDACTED]

[REDACTED]

Documentation Received

-	Environmental Site Assessment ✓
-	Tax records ✓

3.	Underwriting

Purpose:

1.	Financial Underwriting/assess profitability of project
2.	Mortgage Lender consent

Information Requested from the Borrower

Total Financed Amount	Project Type
Closing Fees to GWL	Rate
Term	Prepayment Penalties
Lien-to-Value Ratio	Debt-to-Value Ratio
Estimated SIR	Estimated DSCR
Loan Closing Date	Building Type
Business Type	Property Value
Property Value Type	Property Size

NOI / Balance Sheet Items

Metric
Net Income
Amortization Expense
Depreciation Expense
Interest
Base NOI
Additional Adjustment 1
Additional Adjustment 2
Adjusted NOI

Underwriting Thresholds – Leverage, Cash Flow and Liquidity

-	[REDACTED]

* Review underwriting guidelines for additional criteria depending on state or location

Documentation Received

-	Financials ✓
-	Break Even / Synthetic NOI analysis ✓
-	Location screen ✓

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4.	Closing

Purpose:

1.	PACE Administrator Approval
2.	Closing, Lien Filing
3.	Construction and Disbursement

Documentation Received

-	W-9 ✓
-	Refreshed Mortgage statements ✓
-	Organizational Documents for property owning entity (see table below) ✓
-	Copies of Driver’s Licenses ✓
-	Proof of Insurance (naming Property Owner) – see criteria below ✓

[REDACTED]

Insurance Criteria

[REDACTED]

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U.S. member firm of Grant Thornton International Ltd.	July 19, 2017